Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	Forever Valuable Collectibles, Inc.
Document Type	10-Q
Document Period End Date	Mar 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012
Entity Central Index Key	0001424549
Entity Common Stock, Shares Outstanding	12,012,600
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 400,600
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Amendment Description	To add XBLR files to original filing

Statement of Operations (USD $)	3 Months Ended		52 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Net Sales and Gross Revenue		$ 350	$ 1,555
Cost of Goods Sold		300	1,200
Gross Margin		50	355
Contributed rent and services	14,311	14,311	248,066
Selling, General and Administrative Expenses, related party			3,954
Selling, General and Administrative Expenses, other	8,067	5,627	93,426
Operating Loss	(22,378)	(19,888)	(345,091)
Other Income (expense):
Interest benefit (expense)	(4,334)	(4,194)	(34,726)
Income (loss) before Income Taxes	(26,712)	(24,082)	(379,817)
Income Taxes
Net Income (Loss)	$ (26,712)	$ (24,082)	$ (379,817)
Basic and Diluted profit (loss) per share	$ 0	$ 0
Weighted average common shares outstanding	12,012,600	11,979,267

Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Accumulated During the Development Stage	Total
Stockholders' Equity at Dec. 31, 2011	$ 13,329	$ 233,765	$ (353,105)	$ (106,011)
Shares Issued at Dec. 31, 2011	12,012,600			12,012,600
Contributed rent and services		14,311		14,311
Net Income (Loss)			(26,712)	(26,712)
Stockholders' Equity at Mar. 31, 2012	$ 13,329	$ 248,076	$ (379,817)	$ (118,412)
Shares Issued at Mar. 31, 2012	12,012,600			12,012,600

Balance Sheets (USD $)	Mar. 31, 2012		Dec. 31, 2011
Assets:
Cash	$ 3,391		$ 191
Merchandise inventory	7,384		7,384
Total Assets	10,775		7,575
Accounts payable:
Related party	5,062		4,938
Other	29,406		23,349
Notes payable, related parties	66,948		60,948
Accrued interest payable, related parties	27,771		24,351
Total liabilities	129,187		113,586
Shareholders' Equity (Deficit)
Preferred stock	0	[1]	0	[1]
Common stock	13,329	[2]	13,329
Additional paid-in capital	248,076		233,765
Equity (Deficit) accumulated during the development stage	(379,817)		(353,105)
Total shareholders' Equity (Deficit)	(118,412)		(106,011)
Total Liabilities and Shareholders Equity (Deficit)	$ 10,775		$ 7,575

[1]	no par value; 1,000,000 shares authorized, 0 shares issued and outstanding
[2]	no par value; 50,000,000 shares authorized, 12,012,600 shares issued and outstanding

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

Note 1: Basis of Presentation and Going Concern

The accompanying unaudited financial statements have been prepared from the records of the Company, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, the accompanying unaudited financial statements contain all adjustments (consisting of only normal recurring accruals) necessary to present fairly the financial position as of March 31, 2012, the results of operations for the three months ended March 31, 2012 and 2011, and cash flows for the three months ended March 31, 2012 and 2011 and the period from November 29, 2007 (Inception) through March 31, 2012. These financial statements should be read in conjunction with the audited financial statements and notes thereto contained in the Company's annual report on Form 10-K for the year ended December 31, 2011.

There is no provision for dividends for the quarter to which this quarterly report relates.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The results of operations for the three month periods ended March 31, 2012 are not necessarily indicative of the results to be expected for the full year ending December 31, 2012.

We have a limited history of operations, limited assets, and an operating loss since Inception.  Our current burn rate is between $70,000 and $90,000 annually and we may incur additional operating losses in future periods.  In addition, there is no assurance that we will be able to access capital markets to raise funds sufficient to cover any future operating losses.

Our ability to achieve and maintain profitability and positive cash flow is dependent upon our ability to locate customers who will use our memorabilia and collectibles services and our ability to generate sales revenues.  However, we have generated only limited revenues of $ 1,555 from our Inception and at March 31, 2012 we had a cash position of $ 3,391.

As a result, our auditors are uncertain about our ability to continue as a going concern.  The accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

Accounting Policies	3 Months Ended
Mar. 31, 2012
Accounting Policies
Regulatory Income Taxes, Policy [Policy Text Block]

(4)  Income taxes

We have incurred net operating losses during all periods presented resulting in a deferred tax asset, which has been fully allowed for; therefore, the net benefit and expense resulted in no income tax provision.

Other Liabilities	3 Months Ended
Mar. 31, 2012
Other Liabilities {1}
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

(3)  Shareholders’ deficit

The status of our outstanding warrant is as follows:

		Weighted	Weighted Avg.	Aggregate
	Number of	Avg. Exercise	Remaining	Intrinsic
	Shares	Price	Contractual Term	Value
Outstanding at December 31, 2011	$200,000	$0.001	.9 years
Granted	—	—
Exercised	—	—
Cancelled	—	—
Outstanding at March 31, 2012	200,000	0.001	.6 years	$—

Exercisable at December 31, 2011	$200,000	$0.001		$—
Exercisable at March 31, 2012	$200,000	$0.001		$—

Related Party Disclosures	3 Months Ended
Mar. 31, 2012
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

(2)  Related Party Transactions

In November, 2007, an affiliated organization named A-Squared Holdings, Inc. (“A-Squared”) agreed to provide operating capital in the form of a loan of $200,000 to cover operating expenses. This loan is evidenced by an unsecured promissory note which was originally due November 29, 2008, extended by one year on November 29, 2009 and was again extended until November 29, 2015, and renews automatically each year on November 29 with a renewal fee calculated as 1.5% of the unpaid balance due on that date.  A second affiliate, X-Clearing

Corporation (“X-Clearing”) has also advanced working capital to us on an as-needed  basis in exchange for promissory notes.  There is no assurance that these loans will continue in the future.  If we are unable to raise funds to cover any operating deficit after fiscal year ending December 31, 2015, our business may fail.   We have generated minimal revenues during the period ended December 31, 2011, and management does not anticipate any significant revenues until the last quarter of 2012 as contemplated by our business plan.

Rent expense of $ 2,311 was recognized during the three months ended March 31, 2012 and 2011 for contribution of office space by an affiliate.  The Board of Directors valued the contribution based on rent for similar space in the local area.

Our President and Director contributed her time and attendance during 2012 and 2011. We recognized

$ 12,000 for the three months ended March 31, 2012 and 2011, in contributed service expense.  The Board of Directors valued the contribution based on prevailing rates for similar services in the local area.

During the year ended December 31, 2011 we elected to hire a new transfer agent for our securities, Island Stock Transfer Corp., whose address is 100 Second Avenue South Street, Suite 705S, Petersburg, FL 33701.  Prior to that, we incurred stock transfer agent fees to  X-Pedited Transfer Corp. (“X-Pedited”), an affiliate, totaling $2,750 for the period ended December 31, 2010.  At December 31, 2011, the unpaid balance to X-Pedited was $3,488, including unpaid finance charges.  During the three months ended March 31, 2012, we incurred a $123 finance charge to X-Pedited that increased the outstanding balance to $3,612, which is included in the accompanying balance sheet as accounts payable, related parties.

During the year ended December 31, 2011, X-Clearing Corp., an affiliate, paid expenses on our behalf totaling $1,450. This amount remained outstanding at March 31, 2012 and is included in the accompanying balance sheet as accounts payable, related parties.

Since 2008, our affiliates, X-Clearing Corp. and A-Squared Holdings, Inc. have provided us cash to cover operating expenses pursuant to the terms of unsecured promissory notes. During the three months ended March 31, 2012, X-Clearing Corp. provided loan proceeds totaling $6,000.

As of March 31, 2011 and December 31, 2010, notes payable to related parties, consist of the following:

	March 31,	December 31,
	2012	2011
Demand notes payable to affiliate A-Squared Holdings, Inc. Issued between February 2008 and November 2011, due on demand and not to exceed a maturity date of
November 29, 2015, unsecured and bearing interest at 15%,
interest payable every 90 days	$31,361	$31,361

Demand notes payable to affiliate X-Clearing issued between
January 2008 and March 2012, due on demand not to exceed a
maturity date of November 15, 2015, unsecured and bearing
interest at 15%, interest payable every 90 days	35,587	29,587

Total notes payable, related parties	$66,948	$60,948

Interest is payable every 90 days, but no interest has been paid to date.  Accrued interest payable as of March 31, 2012 and December 31, 2011 was $ 27,771 and $ 24,351, respectively.

Statement of Cash Flows (USD $)	3 Months Ended		52 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Cash flows from operating activities:
Net Income (Loss)	$ (26,712)	$ (24,082)	$ (379,817)
Adjustments to reconcile net loss to net cash:
Share-based payment			12,329
Contributed services	12,000	12,000	208,000
Contributed rent	2,311	2,311	40,076
Inventory		(2,950)	(7,384)
Accounts payable	6,182	6,349	34,468
Accrued interest related party	3,419	2,202	27,771
Net cash used in operating activities	(2,800)	(4,170)	(64,557)
Cash flows from financing activities:
Proceeds from issuance of related party notes	6,000	5,000	66,948
Proceeds from issuance of common stock, net of issuance costs			1,000
Net cash provided by financing activities	6,000	5,000	67,948
Net change in cash and cash equivalents	3,200	830	3,391
Cash and cash equivalents	191	519
Cash and cash equivalents	$ 3,391	$ 1,349	$ 3,391
Non-cash financing activities:
Shares issued as payment for related party accounts payable			5,118
Shares issued for property			3,211